Acquired Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended									1 Months Ended				1 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Trade Names Minimum	Dec. 31, 2012 Trade Names Maximum	Dec. 31, 2012 Technology Minimum	Dec. 31, 2012 Technology Maximum	Dec. 31, 2012 Customer Relationships Minimum	Dec. 31, 2012 Customer Relationships Maximum	Jul. 25, 2011 Transactions Completed in 2011	Jul. 25, 2011 Transactions Completed in 2011 Trade Names	Jul. 25, 2011 Transactions Completed in 2011 Technology	Jul. 25, 2011 Transactions Completed in 2011 Customer Relationships	Jul. 31, 2012 Transaction completed in 2012 for Dragonbio	Jul. 31, 2012 Transaction completed in 2012 for Dragonbio Trade Names	Jul. 31, 2012 Transaction completed in 2012 for Dragonbio Technology	Jul. 31, 2012 Transaction completed in 2012 for Dragonbio Customer Relationships	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Trade Names	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Trade Names Minimum	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Trade Names Maximum	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Technology	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Technology Minimum	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Technology Maximum	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Customer Relationships	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Customer Relationships Minimum	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Customer Relationships Maximum
Acquired Intangible Assets by Major Class [Line Items]
Finite lived intangible assets useful life	3 years	20 years	5 years	20 years	3 years	15 years	3 years	12 years		10 years	10 years	10 years		15 years	15 years	15 years			9 years	15 years		6 years	15 years		9 years	12 years
Total Intangible Assets									$ 3,716	$ 1,306	$ 1,631	$ 779	$ 35,153	$ 905	$ 20,455	$ 13,793	$ 13,248	$ 1,712			$ 4,855			$ 6,681